Regulatory matters - Regulatory Assets and Liabilities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 01, 2020 MWac
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,167,625	$ 846,519
Less: current regulatory assets	(158,212)	(64,090)
Non-current regulatory assets	1,009,413	782,429
Total regulatory liabilities	576,189	601,518
Less: current regulatory liabilities	(65,809)	(38,483)
Non-current regulatory liabilities	$ 510,380	563,035
Capital expenditure shortfall refundable to customers (percent)	80.00%
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 295,720	322,317
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	191,981	200,739
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	34,468	26,311
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	18,229	20,136
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	14,829	10,440
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,316	5,214
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	17,646	16,361
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	339,900	18,094
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	185,073	194,192
Coal generation capacity (MW) | MWac			200
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 134,141	178,403
Future service years of employees	10 years
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 117,309	99,853
Retroactive rate adjustment collection period	24 months
Regulatory asset, amortization period	26 years
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 81,802	87,308
Environmental remediation, rate recovery period	7 years
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 79,472	77,730
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 62,599	34,398
Regulatory asset, amortization period	20 years
Capitalized operating and maintenance costs, recovery rate, (percent)	2.43%
Capitalized operating and maintenance costs, recovery period	29 years
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 35,789	22,736
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	34,204	35,688
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	26,810	26,546
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	26,015	26,400
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	9,167	8,054
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	9,134	14,405
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 26,210	$ 22,712